Property, Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Total	$ 6,453,759	$ 6,996,795
Less: Accumulated depreciation and amortization	(4,794,239)	(4,248,386)
Plants and equipment, net	1,659,520	2,748,409
Machinery and equipment [Member]
Total	783,426	917,017
Transportation equipment [Member]
Total	3,983,361	4,399,356
Office equipment [Member]
Total	1,121,186	1,221,704
Buildings and improvements [Member]
Total	491,127	458,718
Construction in Progress [Member]
Total	$ 74,659